S000009184 [Member] Investment Strategy - S000009184 [Member]	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies. These companies have market capitalizations in the range of companies in the Russell 2500® Growth Index (the Capitalization Index), which ranged between $4.4 million and $50.2 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). The Fund may at times emphasize one or more sectors in selecting its investments, including the health care, industrials, and information technology sectors.